ProShares Ultra NVDA Investment Risks - ProShares Ultra NVDA	May 31, 2025
Prospectus [Line Items]
Risk [Text Block]	Principal Risks
Single Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●NVDA Investing Risk – The Fund’s performance depends on the performance of NVDA. The price of NVDA can be affected by a number of factors. The Fund’s performance depends on the performance of NVDA. The price of NVDA can be affected by a number of factors. For example, NVDA’s performance is significantly influenced by both regional and global economic and trade policy. Trade tensions between major economic powers have resulted in, or may result in, the imposition of tariffs, non-tariff trade barriers, sanctions, and export controls. These measures could have adverse, wide-ranging effects on NVIDIA Corporation’s business and financial results. NVIDIA Corporation experiences long manufacturing lead times and is dependent on third-party suppliers for manufacturing, assembly, testing, and packaging of its products, which reduces its control over quality, yields, and delivery schedules, and could harm the business. Additionally, factors like rising material costs, wars, natural disasters, health epidemics, and trade and shipping disruptions can impact NVDA’s performance. NVIDIA Corporation may also face rapid technological changes, intense competition, loss or impairment of intellectual property rights, cyclical economic patterns, shifting consumer preferences, evolving industry standards, cyberattacks, frequent new product and service introductions, and potential rapid product obsolescence. Defects in NVIDIA Corporation’s products may result in costly remediation efforts, reputational harm, and potential legal exposure. Government regulations, lawsuits, investigations, political and regulatory scrutiny, and liabilities further affect NVIDIA Corporation’s operations and performance. Any of these factors may materially and adversely impact the price of NVDA, increase the volatility of an investment in NVDA and have a negative impact on the performance of the Fund.
NVDA Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Fund's performance depends on the performance of NVDA. The price of NVDA can be affected by a number of factors. For example, NVDA's performance is significantly influenced by both regional and global economic and trade policy. Trade tensions between major economic powers have resulted in, or may result in, the imposition of tariffs, non-tariff trade barriers, sanctions, and export controls. These measures could have adverse, wide-ranging effects on NVIDIA Corporation's business and financial results. NVIDIA Corporation experiences long manufacturing lead times and is dependent on third-party suppliers for manufacturing, assembly, testing, and packaging of its products, which reduces its control over quality, yields, and delivery schedules, and could harm the business. Additionally, factors like rising material costs, wars, natural disasters, health epidemics, and trade and shipping disruptions can impact NVDA's performance. NVIDIA Corporation may also face rapid technological changes, intense competition, loss or impairment of intellectual property rights, cyclical economic patterns, shifting consumer preferences, evolving industry standards, cyberattacks, frequent new product and service introductions, and potential rapid product obsolescence. Defects in NVIDIA Corporation's products may result in costly remediation efforts, reputational harm, and potential legal exposure. Government regulations, lawsuits, investigations, political and regulatory scrutiny, and liabilities further affect NVIDIA Corporation's operations and performance.

Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Leverage Risk — The Fund uses leverage and will lose more money when the value of NVDA falls than a similar fund that does not use leverage. The use of such leverage increases the risk of a total loss of your investment. If NVDA approaches a 50% loss at any point in the day, you could lose your entire investment. Such losses are more likely in NVDA than in other more diversified investments. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage may be significant, will lower your returns, and may cause the Fund to lose money even if the value of NVDA rises.
Holding Period Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of NVDA’s returns and NVDA’s volatility (how much the value of NVDA moves up and down from day-to-day) on your holding period return. NVDA’s volatility has a negative impact on Fund returns. During periods of higher volatility, NVDA’s volatility may affect the Fund’s returns as much as or more than the return of NVDA. The following table illustrates the impact of NVDA’s volatility and NVDA’s return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller NVDA price gains or losses and higher volatility in price of NVDA. Your return will tend to be better than the Daily Target when there are larger NVDA price gains or losses and lower volatility in the price of NVDA. You may lose money when the return on NVDA is flat (i.e., close to zero) and you may lose money when the price of NVDA falls. The table uses hypothetical annualized volatility in the price of NVDA and return on NVDA to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical return on NVDA for a one-year period. Each column corresponds to a level of hypothetical annualized volatility of NVDA. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual returns on NVDA return were -20%. However, as the table shows, with a one-year return on NVDA of -20% and an annualized volatility in the price of NVDA of 50%, the Fund could be expected to return -50.2%.Estimated Fund ReturnsNVDA PerformanceOne Year Volatility RateOneYearNVDATwo times(2x) theOne YearNVDA10%25%50%75%100%-60%-120%-84.2%-85.0%-87.5%-90.9%-94.1%-50%-100%-75.2%-76.5%-80.5%-85.8%-90.8%-40%-80%-64.4%-66.2%-72.0%-79.5%-86.8%-30%-60%-51.5%-54.0%-61.8%-72.1%-82.0%-20%-40%-36.6%-39.9%-50.2%-63.5%-76.5%-10%-20%-19.8%-23.9%-36.9%-53.8%-70.2%0%0%-1.0%-6.1%-22.1%-43.0%-63.2%10%20%19.8%13.7%-5.8%-31.1%-55.5%20%40%42.6%35.3%12.1%-18.0%-47.0%30%60%67.3%58.8%31.6%-3.7%-37.8%40%80%94.0%84.1%52.6%11.7%-27.9%50%100%122.8%111.4%75.2%28.2%-17.2%60%120%153.5%140.5%99.4%45.9%-5.8%Assumes: (a) no dividends paid with respect to NVDA; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. The borrowing/lending rates to obtain leveraged exposure are expected to be significant. If these were included the Fund’s performance would be different from, and in some instances significantly lower than, that shown.NVDA’s annualized historical volatility rate for the five-year period ended May 31, 2025 was 52.63%. The highest May to May volatility rate during the five-year period was 59.21% (May 31, 2023). The annualized total return performance for the five-year period ended May 31, 2025 was 72.61%. Historical volatility and performance of NVDA are not indications of what NVDA’s volatility and performance will be in the future. For more information, including additional graphs and charts demonstrating the effects of NVDA’s volatility and return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the price of NVDA. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In particular, the high financing costs associated with the Fund’s leveraged exposure to NVDA is expected to have a significant negative impact on the Fund’s performance. In addition, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to NVDA that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return. These costs are expected to be significant.If the Fund’s ability to obtain exposure to NVDA consistent with its investment objective is disrupted for any reason, including for example, limited liquidity in the secondary market, a disruption in the secondary market, or as a result of margin requirements or capacity limits imposed by the Fund’s counterparties, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain leveraged exposure to NVDA will cause the Fund’s performance to deviate from its investment objective.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, the terms of the agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund, including intraday (for example, if NVDA has a dramatic intraday move that causes a material decline in the Fund’s net assets). Such terminations may be more likely when the underlying asset is highly volatile and concentrated like NVDA. If an agreement is terminated, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investmentobjective.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Equity and Market Risk — Equity markets are volatile, and the value of equity securities like NVDA and other instruments correlated with NVDA may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
Money Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
Concentration-Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Industry Concentration Risk — The Fund’s investment exposure is concentrated in the industry in which NVDA operates. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across issuers and industries. As of May 31, 2025, NVDA is included in the Semiconductors & Semiconductor Equipment industry group and, consequently, faces many of the same risks as other companies in that industry group..
Semiconductor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Semiconductors and Semiconductor Equipment Industry Risk — Companies in this sector may experience: intense competition, wide fluctuations in securities prices due to risks of rapid obsolescence of products, significant research costs, and limited product lines, markets, financial resources or personnel. Companies in this sector may also be affected by risks that affect the broader technology sector.
Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-Diversification Risk — The Fund has the ability to invest its assets in the securities of a single issuer, (e.g., NVDA) and in financial instruments with a single counterparty or a few counterparties. A decline in the price of NVDA should be expected to result in a significant decline in the price of the Fund. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on a single corporate, political, regulatory, market and economic event as compared to a more diversified portfolio of investments. In addition, the Fund’s exposure to a single counterparty or a few counterparties may increase the risk that the Fund’s performance will decline based on the credit of a single counterparty and that a material decline in the assets of the Fund will result in the termination of any swap agreements.
Intraday Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Intraday Price Performance Risk — The intraday performance of shares of the Fund traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to NVDA until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of NVDA.
Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. There may be times when the market price and the NAV of the Fund’s shares vary significantly, such as during periods of volatility in the price of NVDA. Further, disruptions in the Fund’s to creation and redemption process, including during periods of significant volatility in the price of NVDA, may result in market prices of the Fund that differ significantly from NAV. In times of severe market disruption or during after-hours trading, the bid-ask spread often increases significantly. This means that shares may trade at a discount to the value of the Fund’s holdings, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on NVDA shares. A halt in trading of NVDA is expected to result in a halt in the trading of the Fund’s shares. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the Statement of Additional Information for more information.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●New Fund Risk — The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.